As filed with the Securities and Exchange Commission on January 29, 2002

                           1933 Act File No. 333-61525
                           1940 Act File No. 811-08943

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
                        Pre-Effective Amendment No:                   [ ]
                        Post-Effective Amendment No: 8                [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                                 Amendment No: 9

                       LEGG MASON LIGHT STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY. ESQ.                              ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated             Kirkpatrick & Lockhart LLP
100 Light Street                                 1800 Massachusetts Ave., NW
Baltimore, Maryland  21202                       Second Floor
(Name and Address of  Agent for Service)         Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[   ] immediately upon filing pursuant to Rule 485(b)
[ X ] on February 13, 2002, pursuant to Rule 485(b)
[   ] 60 days after filing pursuant to Rule 485(a)(1)
[   ] on  , pursuant to Rule 485(a)(1)
[   ] 75 days after filing pursuant to Rule 485(a)(2)
[   ] on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Legg Mason Light Street Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Legg Mason Classic Valuation Fund
Part A - Primary Class Prospectus

Legg Mason Classic Valuation Fund
Part A -Institutional Class Prospectus

Legg Mason Classic Valuation Fund
Part B - Statement of Additional Information
Primary Class and Institutional Class Shares

Part C - Other Information

Signature Page

Exhibits

Legg Mason Classic Valuation Fund









               PRIMARY CLASS PROSPECTUS        February 22, 2002











               As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S

A b o u t  t h e  f u n d:
--------------------------------------------------------------------------------


           1      Investment objective

           2      Principal risks

           3      Performance

           4      Fees and expenses of the fund

           5      Management


A b o u t  y o u r  i n v e s t m e n t:
--------------------------------------------------------------------------------


           6      How to invest

           8      How to sell your shares

           9      Account policies

          10      Services for investors

          11      Distributions and taxes

          12      Financial highlights

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I N V E S T M E N T  O B J E C T I V E

Investment objective: long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities such as common stock that, in the adviser's opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock's historical average price-to-current earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select approximately 70 to 90 securities for the portfolio. The adviser's fundamental analysis focuses on understanding the risks of a company's business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.

The adviser typically sells a security when, in the adviser's assessment, it is no longer undervalued compared to its normal market value or when its ability to return to that level of value has deteriorated.

The fund may invest in money market securities for temporary defensive purposes, or when cash is temporarily available. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

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P R I N C I P A L  R I S K S

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Value style risk:

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Investment model:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

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P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

    Year-by-year total return as of December 31 of each year (before taxes):

                        2000 20.41%         2001 0.08%

                       During the past two calendar years:

                             Quarter Ended             Total Return
                             -------------             ------------

Best quarter:                12/31/01                  +12.84%
Worst quarter:               09/30/01                  -12.96%


                          Average Annual Total Returns

For the periods ended December 31, 2001:

-------------------------------------------------------------------------------
Classic Valuation Fund - Primary Class          1 Year         Life of Fund
-------------------------------------------------------------------------------
Return Before Taxes                              0.08%             9.54% (a)
-------------------------------------------------------------------------------
Return After Taxes on Distributions              0.08%             9.49% (a)
-------------------------------------------------------------------------------
Return After Taxes on Distributions              0.05%             7.69% (a)
and Sale of Fund Shares
-------------------------------------------------------------------------------
S&P 500 (reflects no deduction                (11.87)%           (6.45)% (b)
for fees, expenses or taxes)
-------------------------------------------------------------------------------

(a)      November 8, 1999 (commencement of operations) to December 31, 2001.
(b)      October 31, 1999 to December 31, 2001.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

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F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                                       Primary Class Shares
--------------------------------------------------------------------------------
Management Fees                                                 0.75%
Distribution and/or Service (12b-1) Fees                        1.00%
Other Expenses                                                  0.53%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            2.28%
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursement (a)                     (0.28)%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                              2.00%
--------------------------------------------------------------------------------

         (a) The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 2.00% of average daily net assets until February 28, 2003.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

-------------------------------------------------------------------------------
         1 Year            3 Years            5 Years            10 Years
-------------------------------------------------------------------------------
           $203               $686             $1,195              $2,594
-------------------------------------------------------------------------------

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M A N A G E M E N T

Management and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Brandywine Asset Management, LLC ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware 19801, is the investment adviser to the fund. Brandywine is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. Brandywine acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $7.7 billion as of December 31, 2001.

For its services, the fund paid LMFA a fee of 0.51% of its average daily net assets for the fiscal year ended October 31, 2001. LMFA pays Brandywine a monthly fee of 60% of the fee it receives from the fund. Fees paid to Brandywine are net of any waivers.

Portfolio management:

The portfolio is managed by a team of analysts and managers at Brandywine led by
W. Anthony Hitschler, Scott L. Kuensell and Alexander Cutler. Mr. Hitschler has been President and CIO of Brandywine since 1986. Prior to founding Brandywine, Mr. Hitschler was with Provident Capital Management, where he served as President and Chief Executive Officer of that company for nine years. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining
Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine's domestic clients. Mr. Cutler is currently a Managing Director of Brandywine. Since joining Brandywine in 1994, Mr. Cutler has shared responsibility for portfolio management and research for all of Brandywine's equity products.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales.

LMFA, Brandywine and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

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H O W  T O  I N V E S T

To open a regular, retirement or education savings account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. You may also open a Coverdell Education Savings Account which provides a vehicle for financing your child's education. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and/or additional investments. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $100 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your  check  payable to the fund for $100 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                          21297-0356.
--------------------------------------------------------------------------------
Telephone or              Call your financial  adviser or FIS at  1-800-822-5544
Wire                      to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may  purchase  shares of the fund  through
Telefund                  Legg Mason's  Internet site at  www.leggmasonfunds.com
                          or through a  telephone  account  management  service,
                          "TeleFund" at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

The fund offers two classes of shares: Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered only to certain investors through a separate prospectus, are not subject to a Rule 12b-1 fee.

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H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $12. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg  Mason's  Internet  site  at  www.leggmasonfunds.com  or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a letter  to your  financial  adviser  or to Legg  Mason
                   Funds  Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                   21297-0356,  requesting redemption of your shares. The letter should  be  signed  by  all  of the  owners  of the  account.
                   Redemption  requests for shares  valued at $10,000 or more or when the  proceeds  are to be paid to someone  other than the accountholder(s) may require a signature  guarantee.  You may obtain a signature  guarantee  from most banks or  securities dealers.
--------------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions on such shares, may be delayed for up to ten days from the purchase date in order to allow for the check or automatic investment to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

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A C C O U N T  P O L I C I E S

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund would realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund will not accept money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,
o    change its minimum investment amounts, and
o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

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S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Confirmations and account statements:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan, investments made through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no activity in your account, you will receive a quarterly statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares of the fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund and Royce Total Return Fund, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange via the Internet at www.leggmasonfunds.com or TeleFund. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

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D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund, or Consultant Class shares of Pennsylvania Mutual Fund, Royce Micro-Cap Fund or Royce Total Return Fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[GRAPHIC OMITTED]
F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Primary Class financial performance since its inception. Certain information reflects financial results for a single fund share. Total return represents the average rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional
Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                                         Investment Operations
                          ------------------------------------------------------
                                                                Net
                          Net Asset             Net    Realized and
                             Value,      Investment      Unrealized   Total From
                          Beginning         Income/   Gain/(Loss)On   Investment
                          of Period          (Loss)     Investments   Operations
--------------------------------------------------------------------------------
Classic Valuation Fund
Year Ended
  Oct. 31, 2001            $ 11.59      $ (0.02) A        $ (0.49)      $ (0.51)
Period Ended
  Oct. 31, 2000B             10.00         0.01  A           1.58          1.59
--------------------------------------------------------------------------------


                                                      Distributions
                            --------------------------------------------------------------------------
                                             In Excess        From Net
                              From Net          of Net        Realized                       Net Asset
                            Investment      Investment         Gain on            Total         Value,
                                Income          Income     Investments    Distributions  End of Period
------------------------------------------------------------------------------------------------------

Classic Valuation Fund
Year Ended                    $ (0.01)        $ (0.02)            $ -         $ (0.03)        $ 11.05
  Oct. 31, 2001                     -               -               -               -           11.59
Period Ended
  Oct. 31, 2000B
------------------------------------------------------------------------------------------------------



                                                   Ratios/Supplemental Data
                          -----------------------------------------------------------------------------
                                                        Net Investment
                                              Expenses    Income/(Loss)      Portfolio      Net assets,
                                            to Average      to Average        Turnover   End of Period
                          Total Return      Net Assets      Net Assets            Rate      (thousands)
-------------------------------------------------------------------------------------------------------

Classic Valuation Fund
Year Ended                    (4.43%)        2.00% A        (0.36%) A          64.9%          $ 53,380
  Oct. 31, 2001               15.90% C       2.00% A,D       0.22%  A,D        73.0% D           9,569
Period Ended
  Oct. 31, 2000B
------------------------------------------------------------------------------------------------------


A Net of fees waived pursuant to a contractual expense limitation of 2.00% of average daily net assets until February 28,2002. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets for the year ended October 31, 2001, would have been 2.28%; and for the period ended October 31, 2000, 5.98%.
B For the period November 8, 1999 (commencement of operations) to October 31, 2000.
C  Not annualized.
D  Annualized.

L e g g  M a s o n  C l a s s i c  V a l u a t i o n  F u n d
--------------------------------------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



LMF-169                                               SEC File Number 811-8943

Legg Mason Classic Valuation Fund












            INSTITUTIONAL CLASS PROSPECTUS      February 22, 2002













          As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S

A b o u t  t h e  f u n d:
--------------------------------------------------------------------------------

          1       Investment objective

          2       Principal risks

          3       Performance

          4       Fees and expenses of the fund

          5       Management


A b o u t  y o u r  i n v e s t m e n t:
--------------------------------------------------------------------------------

          6       How to invest

          9       How to sell your shares

         11       Account policies

         12       Services for investors

         13       Distributions and taxes

         14       Financial highlights

[icon] I N V E S T M E N T  O B J E C T I V E

Investment objective:

Long-term growth of capital.

Principal investment strategies:

The fund invests primarily in equity securities, such as common stock, that, in the adviser's opinion, offer the potential for capital growth. The adviser seeks to identify undervalued or out-of-favor companies that are likely to return to their normal value. The adviser considers normal value to be a stock's historical average price-to-current earnings, price-to-book, price-to-cash-flow, or price-to-sales ratios. The adviser considers stocks trading at a discount to these historical averages and at a discount to the market to be undervalued. In order to identify those undervalued securities that the adviser believes can return to their normal values, the adviser combines two investment techniques. It quantitatively screens characteristics to identify stocks that are undervalued, and then it fundamentally analyzes stocks to identify those that it believes have the ability to return to their normal value. From a universe of about 8,000 publicly traded companies, the adviser uses quantitative screens to identify a sub-universe of about 400 to 500 stocks of companies that typically have market capitalizations of greater than $950 million and have low price-to-current earnings, low price-to-book, low price-to-cash-flow, or low price-to-sales ratios. The adviser continues the initial screening to identify those companies that it believes are priced well below their historic values or the current values of similar companies in the same industry. From that group of approximately 150 stocks, the adviser applies a fundamental analysis in order to select approximately 70 to 90 securities for the portfolio. The adviser's fundamental analysis focuses on understanding the risks of a company's business and identifying companies that have the best potential of returning to their normal value or a normal value relative to their industries.

The adviser typically sells a security when, in the adviser's assessment, it is no longer undervalued compared to its normal market value or its ability to return to that level of value has deteriorated.

The fund may invest in money market securities for temporary defensive purposes, or when cash is temporarily available. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon] P R I N C I P A L  R I S K S

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Value style risk:

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on "growth" stocks.

Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities.

Investment models:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

[icon] P E R F O R M A N C E

The fund offers Primary Class and Institutional Class shares. Primary Class shares are offered through a separate prospectus. The Institutional Class shares have only been in operation since July 13, 2001, thus the returns presented below are for Primary Class shares. Both classes of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class would pay lower expenses, and therefore, would generally be expected to have higher returns than Primary Class shares. The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

                              Primary Class Shares

    Year-by-year total return as of December 31 of each year (before taxes):

                           2000 20.41%     2001 0.08%


                       During the past two calendar years:

                               Quarter Ended             Total Return
                               -------------             ------------

Best quarter:                       12/31/01                  +12.84%
Worst quarter:                      09/30/01                  -12.96%


                          Average Annual Total Returns

For the periods ended December 31, 2001:

--------------------------------------------------------------------------------
Classic Valuation Fund - Primary Class         1 Year          Life of Fund
--------------------------------------------------------------------------------
Return Before Taxes                             0.08%              9.54% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions             0.08%              9.49% (a)
--------------------------------------------------------------------------------
Return After Taxes on Distributions             0.05%              7.69% (a)
and Sale of Fund Shares
--------------------------------------------------------------------------------
S&P 500 (reflects no deduction               (11.87)%            (6.45)% (b)
for fees, expenses or taxes)
--------------------------------------------------------------------------------

    (a)      November 8, 1999 (commencement of operations) to December 31, 2001.
    (b)      October 31, 1999 to December 31, 2001.

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets thereby lowering the fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)

         -----------------------------------------------------------------------
                                                          Institutional Class
                                                                 Shares
         -----------------------------------------------------------------------
         Management Fees                                          0.75%
         Distribution and/or Service (12b-1) Fees                  None
         Other Expenses                                           0.49%
         -----------------------------------------------------------------------
         Total Annual Fund Operating Expenses                     1.24%
         -----------------------------------------------------------------------
         Fee Waivers and Expense Reimbursement (a)              (0.24)%
         -----------------------------------------------------------------------
         Net Annual Fund Operating Expenses                       1.00%
         -----------------------------------------------------------------------

     (a) The manager has contractually agreed to waive fees and reimburse other expenses so that Institutional Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.00% of average daily net assets until February 28, 2003.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

       -------------------------------------------------------------
           1 Year        3 Years        5 Years        10 Years
       -------------------------------------------------------------
             $102           $370           $658          $1,479
       -------------------------------------------------------------

[icon] M A N A G E M E N T

Management and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Brandywine Asset Management, LLC ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware 19801, is the investment adviser to the fund. Brandywine is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. Brandywine acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $7.7 billion as of December 31, 2001.

For its services, the fund paid LMFA a fee of 0.51% of its average daily net assets for the fiscal year ended October 31, 2001. LMFA pays Brandywine a monthly fee of 60% of the fee it receives from the fund. Fees paid to Brandywine are net of any waivers.

Portfolio management:

The portfolio is managed by a team of analysts and managers at Brandywine led by
W. Anthony Hitschler, Scott L. Kuensell and Alexander Cutler. Mr. Hitschler has been President and CIO of Brandywine since 1986. Prior to founding Brandywine, Mr. Hitschler was with Provident Capital Management, where he served as President and Chief Executive Officer of that company for nine years. Mr. Kuensell is currently a Managing Director of Brandywine. Prior to joining
Brandywine in 1995, Mr. Kuensell was with Wertheim and Company for 15 years serving as a director and manager of the Philadelphia office. He is responsible for portfolio management and research for Brandywine's domestic clients. Mr. Cutler is currently a Managing Director of Brandywine. Since joining Brandywine in 1994, Mr. Cutler has shared responsibility for portfolio management and research for all of Brandywine's equity products.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay  non-affiliated  entities out of their own assets to
support  the  distribution  of   Institutional   Class  shares  and  shareholder
servicing.

LMFA, Brandywine and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]   H O W  T O  I N V E S T

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the Exchange on that day. The fund is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the institution's responsibility to transmit your order to the fund in an accurate and timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the investment adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to reject any securities offered as payment for shares.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

The fund and Legg Mason reserve the right, in their sole discretion: to suspend the offering of shares or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the fund; and to redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of the fund). In addition, the fund or Legg Mason, in its sole discretion, reserves the right to waive the minimum investable assets requirement or the minimum initial investment for certain investors. The fund may suspend the offering of shares at any time and resume it any time thereafter.

Shares of the fund may not be qualified or registered for sale in all states. Prospective investors should inquire as to whether shares of a particular fund are available for offer and sale in their state of residence. Shares of the fund may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

Purchases of fund shares should be made for long-term investment purposes. The fund reserves the right to restrict purchases of shares (including exchanges) when it determines that a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident.

Shares of the fund may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides record-keeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Account Registration Changes:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. See "Signature Guarantee" below. All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland 21297-1635

[icon]   H O W  T O  S E L L  Y O U R  S H A R E S

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Shareholders who wish to be able to redeem by telephone or wire communication must complete an authorization form in advance. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owner of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of the trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Customers  of   institutional   clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the institution.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. However, the fund reserves the right to postpone the payment date when the Exchange is closed, when trading is restricted, or during periods as permitted by federal securities laws, or to take up to seven days to make payment upon redemption if the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC"). Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

o Remitting redemption proceeds to any person, address or bank account not on record.
o Making changes to the account registration after the account has been opened.
o Transferring shares to another Legg Mason Institutional fund with a different registration.

[icon]  A C C O U N T  P O L I C I E S

Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund would realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent that the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

[icon]   S E R V I C E S  F O R  I N V E S T O R S

Confirmations and account statements:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

Exchange privilege:

Institutional Class shares of the fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, except Legg Mason Opportunity Trust, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1 million. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. However, an exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year; and

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer all of the Institutional Class shares for exchange.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution may be necessary in some years to avoid imposition of a federal excise tax.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

As required by law, the fund will withhold a certain percentage of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold the same percentage of all dividends and capital gain distributions payable to shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Institutional Class financial performance since its inception. Certain information reflects financial results for a single fund share. Total return represents the average rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-888-425-6432.


                                          Investment Operations
                           -----------------------------------------------------
                                                               Net
                           Net Asset           Net    Realized and
                              Value,    Investment      Unrealized    Total From
                           Beginning       Income/   Gain/(Loss)On    Investment
                           of Period        (Loss)     Investments    Operations
--------------------------------------------------------------------------------
Classic Valuation Fund -
Institutional Class
  Period Ended
  Oct. 31, 2001A             $ 12.21        $ -  B        $ (1.12)      $ (1.12)
--------------------------------------------------------------------------------


                                                         Distributions
                           -------------------------------------------------------------------------
                                           In Excess        From Net
                             From Net         of Net        Realized                       Net Asset
                           Investment     Investment         Gain on            Total         Value,
                               Income         Income     Investments    Distributions  End of Period
----------------------------------------------------------------------------------------------------

Classic Valuation Fund -
Institutional Class
  Period Ended
  Oct. 31, 2001A                 $ -            $ -             $ -              $ -        $ 11.09
----------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
                             -----------------------------------------------------------------------
                                                                 Net
                                                          Investment
                                            Expenses    Income/(Loss)    Portfolio     Net assets,
                              Total       to Average      to Average      Turnover   End of Period
                             Return       Net Assets      Net Assets          Rate     (thousands)
----------------------------------------------------------------------------------------------------

Classic Valuation Fund -
Institutional Class
  Period Ended
  Oct. 31, 2001A             (9.2%) C      1.00% B,D       0.11% B,D       64.9% D         $ 113
----------------------------------------------------------------------------------------------------

A  For the period  July 13, 2001  (commencement  of  operations)  to October 31,
   2001.
B Net of fees waived pursuant to a contractual expense limitation of 1.00% of average daily net assets until February 28,2002. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets for the period July 13, 2001 to October 31, 2001, would have been 1.24%.
C  Not annualized.
D  Annualized.

L e g g  M a s o n  C l a s s i c  V a l u a t i o n  F u n d
--------------------------------------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-888-425-6432
o        visit us on the Internet via http://www.lminstitutionalfunds.com
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                     SEC File Number: 811-8943

                       LEGG MASON LIGHT STREET TRUST, INC.

                        Legg Mason Classic Valuation Fund
                  Primary Class and Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 22, 2002


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for Primary Class shares or the Prospectus for Institutional Class shares of the fund, both dated February 22, 2002, which have been filed with the Securities and Exchange Commission ("SEC"). The fund's financial statements and the report of its independent accountant are incorporated by reference into (and are therefore legally a part of) this Statement of Additional Information from the fund's annual report to shareholders. A copy of either of the Prospectuses or the annual report may be obtained without charge from the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.






                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

DESCRIPTION OF THE FUND.....................................................1
FUND POLICIES...............................................................1
INVESTMENT STRATEGIES AND RISKS.............................................2
ADDITIONAL TAX INFORMATION..................................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................18
VALUATION OF FUND SHARES....................................................20
PERFORMANCE INFORMATION.....................................................20
TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES.........................23
MANAGEMENT OF THE FUND......................................................24
THE FUND'S INVESTMENT ADVISER/MANAGER.......................................27
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................29
THE FUND'S DISTRIBUTOR......................................................31
CAPITAL STOCK INFORMATION...................................................33
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT.............33
THE FUND'S LEGAL COUNSEL....................................................33
THE FUND'S INDEPENDENT ACCOUNTANTS..........................................33
FINANCIAL STATEMENTS........................................................33
RATINGS OF SECURITIES.......................................................A-1



No  person  has  been  authorized  to  give  any  information  or  to  make  any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

Legg Mason Light Street Trust, Inc. ("Light Street Trust") is a diversified open-end investment company established as a Maryland corporation on August 5, 1998. Legg Mason Classic Valuation Fund ("Classic Valuation Fund" or "the fund") is a series of Light Street Trust.

                                  FUND POLICIES

         Classic Valuation Fund's investment objective is to seek long-term growth of capital.

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectuses. The fund has adopted the following fundamental investment limitations that cannot be changed except by vote of its shareholders.

         Classic Valuation Fund may not:

         1. Borrow money, except that the fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         2. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended ("1940 Act");

         3. Underwrite the securities of other issuers except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         5. With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer;

         6. Purchase or sell physical commodities; however, this policy shall not prevent the fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

         7. Lend any security or make any loan if, as a result, more than 331/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

         8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto.

         The foregoing limitations may be changed with respect to the fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

         The following are some of the non-fundamental limitations that the fund currently observes. The fund may not:

         1. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

         2. Acquire additional securities if its borrowings exceed 5% of its total assets.

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

         Unless otherwise stated, the fund's investment policies and limitations are not fundamental and can be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

         The fund may use any of the following instruments or techniques, among others.

Foreign Securities

         The fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the fund are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

         Since the fund may invest in securities denominated in currencies other than the U.S. dollar and since the fund may hold foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the fund's shares, and also may affect the value of dividends and interest earned by the fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, the fund may invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying foreign securities. For purposes of the fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The fund may also invest in GDRs, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of the underlying foreign securities.

         Although not a fundamental policy subject to shareholder vote, the adviser currently anticipates that the fund will invest no more than 15% of its total assets in foreign securities either directly or through ADRs or GDRs.

Illiquid and Restricted Securities

         The fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days and restricted securities other than those the adviser to the fund has determined are liquid pursuant to guidelines established by the fund's Board of Directors. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. The fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser to the fund, acting pursuant to guidelines established by the fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, or if qualified institutional buyers become disinterested for a time, restricted securities in the fund's portfolio may adversely affect the fund's liquidity.

Debt Securities

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

         Generally, debt securities rated below BBB by Standard & Poor's ("S&P"), or below Baa by Moody's Investors Service, Inc. ("Moody's"), and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. Debt securities rated C by Moody's and S&P are bonds on which no interest is being paid and which can be regarded as having extremely poor prospects of ever attaining any real investment standing. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities.

         Lower-rated debt securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. Lower-rated debt securities are also sometimes referred to as "junk bonds."

         At certain times in the past, the prices of many lower-rated debt securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated debt securities rose dramatically reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuer's financial restructuring or default. There can be no assurance that such declines will not recur.

         The market for lower-rated debt securities is generally thinner and less active than that for higher quality debt securities, which may limit the fund's ability to sell such securities at fair value. Judgment plays a greater role in pricing such securities than is the case for securities having more active markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market.

         The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

         In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the fund's adviser to determine, to the extent possible, that the planned investment is sound.

Corporate Debt Securities (The fund does not currently intend to invest in corporate debt securities.)

         Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

         Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for the fund, the adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

Preferred Stock (The fund does not currently intend to invest in preferred stock.)

         The fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

Convertible Securities (The fund does not currently intend to invest in convertible securities.)

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a fund's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

         If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund's portfolio, but is not required to dispose of it.

When-Issued Securities (The fund does not currently intend to invest in when-issued securities.)

         The fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on the fund. Typically, no interest accrues to the purchaser until the security is delivered.

         To meet its payment obligation under a when-issued commitment, the fund will establish a segregated account with its custodian and maintain cash or appropriate liquid securities, in an amount at least equal in value to the fund's commitments to purchase when-issued securities.

         The fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

Covered Call Options (The fund does not currently intend to write covered call options.)

         The fund may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the fund might write covered call options on securities generally when the adviser believes that the premium received by the fund will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the fund would be obligated to sell the security at less than its market value. The fund would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. In addition, the fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option.

         If the fund desires to close out its obligation under a call option it has sold, it will have to purchase an offsetting option. The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. Accordingly, when the price of the security rises toward the strike price of the option, the cost of offsetting the option will negate to some extent the benefit to the fund of the price increase of the underlying security. For this reason, the successful use of options as an income strategy depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying market or market sector.

         The fund may write exchange-traded options. The ability to establish and close out positions on the exchange is subject to the maintenance of a liquid secondary market. Although the fund intends to write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security, the fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         The fund will not enter into an options position that exposes it to an obligation to another party unless it owns an offsetting ("covering") position in securities or other options. The fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed, as marked-to-market daily. Securities positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

Indexed Securities (The fund does not currently intend to invest in indexed securities.)

         Indexed securities are securities whose prices are indexed to the prices of securities indexes, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. The U.S. Treasury issues securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities"). The fund will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the fund's investment allocations, depending on the individual characteristics of the securities. The fund does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a multiple of changes in the underlying instrument and, in that respect, have a leverage-like effect on the fund.

Stripped Securities (The fund does not currently intend to invest in stripped securities.)

         Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). Stripped securities are more volatile than other fixed-income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

Zero Coupon Bonds (The fund does not currently intend to invest in zero coupon bonds.)

         Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the fund is required to distribute substantially all of its income each year, including income accrued on zero coupon bonds, the fund may have to sell other holdings to raise cash necessary to make the distribution. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Closed-end Investment Companies (The fund does not currently intend to invest in closed-end investment companies.)

         The fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The fund will invest in such companies, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Futures and Options (The fund does not currently intend to invest in futures and options.)

         The fund can invest in futures and options transactions, including puts and calls. Because such investments "derive" their value from the value of the underlying security, index or interest rate on which they are based, they are sometimes referred to as "derivative" securities. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options, futures contracts and similar instruments may be advantageous to the fund, if the adviser is not successful in employing such instruments in managing the fund's investments, the fund's performance will be worse than if the fund did not make such investments.

         The fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. For example, the fund may sell a stock index futures contract in anticipation of a general market or market sector decline that could adversely affect the market value of the fund's portfolio. To the extent that the fund's portfolio correlates with a given stock index, the sale of futures contracts on that index would reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The fund may sell an interest rate futures contract to offset price changes of debt securities it already owns. This strategy is intended to minimize any price changes in the debt securities the fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the fund.

         The fund may purchase call options on interest rate futures contracts to hedge against a market advance in debt securities that the fund plans to acquire at a future date. The purchase of such options is analogous to the purchase of call options on an individual debt security that can be used as a temporary substitute for a position in the security itself. The fund may purchase put options on stock index futures contracts. This is analogous to the purchase of protective put options on individual stocks where a level of protection is sought below which no additional economic loss would be incurred by the fund. The fund may purchase and write options in combination with each other to adjust the risk and return of the overall position. For example, the fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

         The fund may purchase put options to hedge sales of securities, in a manner similar to selling futures contracts. If stock prices fall, the value of the put option would be expected to rise and offset all or a portion of the fund's resulting losses in its stock holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the costs of the option (in the form of premium and transaction costs), the fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

         The fund may write put options as an alternative to purchasing actual securities. If stock prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If stock prices remain the same over time, it is likely that the fund will also profit, because it should be able to close out the option at a lower price. If stock prices fall, the fund would expect to suffer a loss.

         By purchasing a call option, the fund would attempt to participate in potential price increases of the underlying stock, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the fund can expect to suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

         The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. At the same time, when writing call options the fund would give up some ability to participate in security price increases.

         The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the adviser in managing the fund's portfolio. While utilization of options, futures contracts and similar instruments may be advantageous to the fund, if the adviser is not successful in employing such instruments in managing the fund's investments or in predicting interest rate changes, the fund's performance will be worse than if the fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the fund may need to sell a portfolio security at a disadvantageous time, due to the need for the fund to maintain "cover" or to segregate securities in connection with hedging transactions and that the fund may be unable to close out or liquidate its hedge position. In addition, the fund will pay commissions and other costs in connection with such investments, which may increase the fund's expenses and reduce its yield. The fund's current policy is to limit options and futures transactions to those described above. The fund may purchase and write both over-the-counter ("OTC") and exchange-traded options.

         The fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options the fund has purchased would exceed 5% of the fund's total assets. The fund will not purchase futures contracts or related options if, as a result, more than 20% of the fund's total assets would be so invested.

Futures Contracts

         The fund may from time to time purchase or sell futures contracts. In the purchase of a futures contract, the purchaser agrees to buy a specified underlying instrument at a specified future date. In the sale of a futures contract, the seller agrees to sell the underlying instrument at a specified future date. The price at which the purchase or sale will take place is fixed at the time the contract is entered into. Some currently available contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities such as the S&P 500 Index. Futures contracts can be held until their delivery dates, or can be closed out before then, if a liquid secondary market is available. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the party had sold) at the current price as determined on the futures exchange.

         As the purchaser or seller of a futures contract, the fund would not be required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, the fund would be required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 10% or less of the value of the futures contract. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin is in the nature of a good faith deposit or performance bond, and would be returned to the fund when the futures position is terminated, after all contractual obligations have been satisfied. Initial margin may be maintained either in cash or appropriate liquid securities.

         The value of a futures contract tends to increase and decrease with the value of the underlying instrument. The purchase of a futures contract will tend to increase exposure to positive and negative price fluctuations in the underlying instrument in the same manner as if the underlying instrument had been purchased directly. By contrast, the sale of a futures contract will tend to offset both positive and negative market price changes.

         As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against the fund (i.e., the fund's futures position declines in value), the fund may be required to make payments to the FCM, and, conversely, the fund may be entitled to receive payments from the FCM if the value of the fund's futures position increases. This process is known as "marking-to-market" and takes place on a daily basis. Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the fund's obligations to or from a clearing organization.

Options on Securities, Indexed Securities and Futures Contracts

         PURCHASING PUT OR CALL OPTIONS. By purchasing a put (or call) option, the fund obtains the right (but not the obligation) to sell (or buy) the underlying instrument at a fixed strike price. The option's underlying instrument may be a specific security, an indexed security or a futures contract. The option may give the fund the right to sell (or buy) only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the fund pays the current market price for the option (known as the option premium).

         The fund may terminate its position in an option it has purchased by allowing the option to expire, closing it out in the secondary market at its current price, if a liquid secondary market exists, or by exercising it. If the option is allowed to expire, the fund will lose the entire premium paid.

         WRITING PUT OR CALL OPTIONS. By writing a put (or call) option, the fund takes the opposite side of the transaction from the option's purchaser (or seller). In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument (or to sell or deliver the option's underlying instrument) if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts.

         Before exercise, the fund may seek to terminate its position in an option it has written by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

Over-The-Counter and Exchange-Traded Options

         The fund may purchase and write both OTC and exchange-traded options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its contra-party with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make/take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the fund, as well as the loss of the expected benefit of the transaction. Currently, options on debt securities are primarily traded on the OTC market. Exchange markets for options on debt securities exist, but the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.

         As noted above, the fund may invest up to 15% of its assets in illiquid securities. The term "illiquid securities" includes purchased OTC options. Assets used as cover for OTC options written by the fund also will be deemed illiquid securities, unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Cover for Options and Futures Strategies

         The fund will not use leverage in its hedging strategies involving options and futures contracts. The fund will hold securities, options or futures positions whose values are expected to offset ("cover") its obligations under the transactions. The fund will not enter into hedging strategies involving options and futures contracts that expose the fund to an obligation to another party unless it owns either (i) an offsetting ("covered") position in securities, options or futures contracts or (ii) has cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed. Securities, options or futures contracts used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the fund's assets could impede the portfolio management or the fund's ability to meet redemption requests or other current obligations.

Risks of Futures and Related Options Trading

         Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as result from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are subject to the hedge, the hedge will not be fully effective; however, if the price of the securities being hedged has moved in an unfavorable direction, the fund normally would be in a better position than if it had not hedged at all. If the price of securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

         Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make variation margin payments.

         Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, the fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, the fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The fund may also be unable to dispose of securities or other instruments being used as "cover" during such a period.

Risks of Options Trading

         The success of the fund's option strategies depends on many factors, the most significant of which is the adviser's ability to assess movements in the overall securities and interest rate markets.

         The exercise price of the options may be below, equal to or above the current market value of the underlying securities or indexes. Purchased options that expire unexercised have no value. Unless an option purchased by the fund is exercised or unless a closing transaction is effected with respect to that position, the fund will realize a loss in the amount of the premium paid and any transaction costs.

         A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the fund intends to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions with respect to OTC options may be effected only by negotiating directly with the other party to the option contract. Although the fund will enter into OTC options with dealers capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the fund may be unable to liquidate or exercise an OTC option, and could suffer a loss of its premium. Also, the contra-party, although solvent, may refuse to enter into closing transactions with respect to certain options, with the result that the fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, because the fund must maintain a covered position with respect to any call option it writes on a security or index, the fund may not sell the underlying security or currency (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period it is obligated under the option. This requirement may impair the fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         Options on indexes are settled exclusively in cash. If the fund writes a call option on an index, the fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself, and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

         The fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs.

Additional Limitations on Futures and Options

         As a non-fundamental policy, the fund will write a put or call on a security only if (a) the security underlying the put or call is permitted by the investment policies of the fund, and (b) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold does not exceed 25% of the fund's net assets.

         Under regulations adopted by the Commodity Futures Trading Commission ("CFTC"), futures contracts and related options may be used by the fund (a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the fund, together with the amount of premiums paid by the fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the fund's net assets.

         The  foregoing  limitations,   as  well  as  those  set  forth  in  the
Prospectuses regarding the fund's use of futures and related options transactions, do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options, such as rights, certain debt securities and indexed securities.

         The above limitations on the fund's investments in futures contracts and options may be changed as regulatory agencies permit. However, the fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information, as appropriate, in the current Prospectuses or Statement of Additional Information.

Forward Currency Contracts

         The fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The fund will not speculate with forward currency contracts or foreign currencies.

         The fund may enter into forward currency contracts with respect to specific transactions. For example, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The fund also may use forward currency contracts in connection with portfolio positions to lock-in the U.S. dollar value of those positions or to shift the fund's exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward currency contract to sell the amount of the former foreign currency approximating the value of some or all of the fund's securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

         At or before the maturity date of a forward currency contract requiring the fund to sell a currency, the fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in a foreign currency will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the fund is obligated to deliver under the forward contract. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the fund to sustain losses on these contracts and transaction costs. The fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency or (2) the fund maintains cash, U.S. government securities or other appropriate liquid securities in a segregated account in an amount not less than the value of the fund's total assets committed to the consummation of the contract.

         The cost to the fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The fund will deal only with banks, broker/dealers or other financial institutions which the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Portfolio Lending

         The fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time portfolio securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

Repurchase Agreements

         When cash is temporarily available, or for temporary defensive purposes, the fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The fund will enter into repurchase agreements only with financial institutions determined by the fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the fund could be delayed or limited.

         When the fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that might apply to them.

General

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends and Other Distributions

         Dividends and other distributions declared by the fund in December of any year that are payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the fund do not qualify for the dividends-received deduction.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Foreign Taxes

         Interest and dividends received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the

United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Passive Foreign Investment Companies

         The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years thereunder. The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Options, Futures, Forward Currency Contracts and Foreign Currencies

         The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts derived by the fund with respect to its business of investing in securities or foreign currencies -- will be treated as qualifying as permissible income under the Income Requirement.

         Certain futures, foreign currency contracts and listed non-equity options (such as those on a securities index) in which the fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the fund holds at the end of each taxable year, other than contracts with respect to which the fund has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss on section 1256 contracts actually sold by the fund during the year will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount the fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

         When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward currency contracts in which the fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

Other

         Dividends and interest received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

         To the extent the fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and
(2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The fund offers two classes of shares known as Primary Class and Institutional Class shares. Other classes of shares may be offered in the future. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in the fund. Institutional Class shares are also offered to Institutional Clients of Legg Mason Trust, fsb for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients. Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Class shares are available to all other investors and may be purchased from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

         If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy Primary Class shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the fund's transfer agent, to transfer funds each month from your brokerage account or from your checking/savings account to be used to buy Primary Class shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

         Investors in Primary Class shares may also buy Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

         For more information on setting up these plans, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544. Or, write to us at Legg Mason Funds Investor Services, P. O. Box 17023, Baltimore, Maryland 21297-0356

         If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Except for Individual Retirement Accounts ("IRAs") and Coverdell Education Savings Accounts ("Coverdell ESAs"), any account with a net asset value of $5,000 or more may elect to make systematic withdrawals of a minimum of $50 on a monthly basis. IRAs and Coverdell ESAs are not subject to the $5,000 minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Plan: (1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account - redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Credit to brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with whom you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemptions

         The fund reserves the right to modify or terminate the wire, telephone or Internet redemption services described in the Prospectuses at any time. The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund's shareholders as a whole.

         Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase shares from Legg Mason without receiving or paying for such other services.

                            VALUATION OF FUND SHARES

         Net asset value of the fund's shares is determined daily for each class as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the NASDAQ Stock Market are normally valued at last sale prices. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the fund's Board of Directors. The fund may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the fund believes it would more accurately reflect the price it would realize on a current sale of the securities. Premiums received on the sale of call options are included in the net asset value of each class, and the current market value of options sold by the fund will be subtracted from net assets of each class.

                             PERFORMANCE INFORMATION

         The following table shows the value, as of the end of the fiscal year, of a hypothetical investment of $10,000 made in the fund at commencement of operations of Primary Class shares. The table assumes that all dividends and other distributions are reinvested in the fund. It includes the effect of all charges and fees the fund has paid. (There are no fees for investing or reinvesting in the fund imposed by the fund, and there are no redemption fees). It does not include the effect of any income tax that an investor would pay on distributions. Performance data is only historical, and is not intended to indicate the fund's future performance.

         As  of  the  date  of  this   Statement  of   Additional   Information,
Institutional Class shares have been in operation for less than a year. Consequently, no performance data is presented for this class.

Primary Class Shares

--------------------------------------------------------------------------------
                Value of Original
               Shares Plus Shares
                 Obtained Through        Value of Shares
                  Reinvestment of       Acquired Through
                     Capital Gain        Reinvestment of
Fiscal Year         Distributions       Income Dividends       Total Value
--------------------------------------------------------------------------------
   2000*                 $11,590                     $0            $11,590
--------------------------------------------------------------------------------
   2001                  $11,050                    $27            $11,077
--------------------------------------------------------------------------------

* For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         With  respect  to  Primary  Class  shares,  if  the  investor  had  not reinvested dividends and other distributions, the total value of the hypothetical investment as of October 31, 2001 would have been $11,050 and the investor would have received a total of $28 in distributions. If the manager had not waived certain fees during the period, returns would have been lower.

Total Return Calculations

         Average annual total return quotes used in the fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
separately for each class according to the following formulas:

Before-Tax

             P(1+T)n      =    ERV

where:       P            =    a hypothetical initial payment of $1,000
             T            =    average annual total return
             n            =    number of years
             ERV          =    ending redeemable value of a hypothetical $1,000
                               payment made at the beginning of that period

After-Tax

Pre-liquidation   return   (average   annual   total   return   after  taxes  on
distributions):

             P(1+T)n      =    ATV D

where:       P            =    a hypothetical initial payment of $1,000
             T            =    average annual total return (after taxes on
                               distributions)
             n            =    number of years
             ATV D        =    ending value of hypothetical $1,000 payment
                               made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

Post-liquidation   return   (average   annual   total   return  after  taxes  on
distributions and on redemption)

             P(1+T)n      =    ATV DR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

         Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, legmasonfunds.com (Primary Class Shares) or lminstitutionalfunds.com (Institutional Class Shares) for more accurate information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         From time to time the fund may compare the performance of a class of shares to the performance of other investment companies, groups of investment companies, various market indices, the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. One such market index is the Standard & Poor's 500 Composite Stock Index ("S&P 500"), a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The fund invests in many securities that are not included in the S&P 500. The fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions that are not indicative of the performance of the fund.

         From time to time, the total return of the fund may be quoted in advertisements, shareholder reports, or other communications to shareholders.

         The fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), Wiesenberger Investment Company Services ("Wiesenberger"), Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

         The fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, fund shares are not insured, the value of fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each class of shares will vary.

         Fund advertisements may reference the history of the distributor and its affiliates, the education, experience, investment philosophy and strategy of the portfolio manager, and the fact that the portfolio manager engages in value investing. With value investing, the adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         Fund advertisements may compare value investing and growth investing. Unlike value investors, growth investors look for companies that due to their strong earnings and revenue potential, offer above average growth prospects.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index, and Wiesenberger may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $170 billion as of December 31, 2001.

         In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

         Investors may invest in Primary Class shares of the fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES") and other qualified retirement plans (collectively,
"qualified plans"). Primary Class share investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser or other entity offering the fund's shares for further information with respect to these plans.

Individual Retirement Account - IRA

         TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

         ROTH IRA. Unlike the traditional IRA, the Roth IRA is only available to individuals who meet certain Modified Adjusted Gross Income (MAGI) limitations.

Under certain circumstances, your traditional IRA may be rolled over to a Roth IRA and any of your traditional IRAs may be converted to a Roth IRA; these rollover amounts and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of the fund.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified plans, will allow certain employees to make elective contributions of up to certain amounts each year and will require the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

Coverdell Education Savings Account - Coverdell ESA

         Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child's education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

         For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors in Primary Class shares should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUND

         The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                       Principal Occupation(s)
Name, Address and Age                Position(s) Held with Fund                        During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------

JOHN F. CURLEY, JR.*                 Chairman of the Board               Chairman and Director/Trustee of all Legg Mason retail
[7/24/39]                            and Director                        funds.  Director and/or officer of various other Legg
                                                                         Mason affiliates.  Retired Vice Chairman and Director
                                                                         of Legg Mason, Inc. and Legg Mason Wood Walker,
                                                                         Incorporated.  Formerly:  Director of Legg Mason Fund
                                                                         Adviser, Inc. and Western Asset Management Company
                                                                         (each a registered investment adviser).
--------------------------------------------------------------------------------------------------------------------------------
NELSON A. DIAZ                       Director                            Director/Trustee of all Legg Mason retail funds except
[5/23/47]                                                                Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt
                                                                         Trust, Inc.  City Solicitor for the City of
                                                                         Philadelphia.  Trustee of Temple University and
                                                                         Philadelphia Museum of Art.  Board member of U.S.
                                                                         Hispanic Leadership Institute and National Association
                                                                         for Hispanic Elderly.  Formerly:  Partner, Blank Rome
                                                                         Comisky & McCauley LLP, Counselors at Law (1998-2001);
                                                                         General Counsel, United States Department of Housing
                                                                         and Urban Development (1993-1997).
--------------------------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE                   Director                            Director/Trustee of all Legg Mason retail funds.
[6/9/27]                                                                 Independent Consultant.  Director of CSS Industries,
10310 Tam O' Shanter Place                                               Inc. (diversified holding company whose subsidiaries
Bradenton, Florida 34202                                                 are engaged in the manufacture and sale of decorative
                                                                         paper products, business forms, and specialty metal
                                                                         packaging). Formerly: Senior Vice President, Chief
                                                                         Financial Officer and Director of Philadelphia Electric
                                                                         Company (now Exelon Corporation); Executive Vice
                                                                         President and Treasurer, Girard Bank and Vice President
                                                                         of its parent holding company, the Girard Company;
                                                                         Director of Finance, City of Philadelphia.
--------------------------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                     Director                            Director/Trustee of all Legg Mason retail funds.
[7/18/44]                                                                Director of The Brooklyn Museum of Art.  Formerly:
The Brooklyn Museum of Art                                               Director of The Baltimore Museum of Art.
200 Eastern Parkway
Brooklyn, New York 11238
--------------------------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                     Director                            Director/Trustee of all Legg Mason retail funds. Chief
[8/29/44]                                                                Executive Officer of The Marrow Foundation since 1993.
400 Seventh Street NW                                                    Formerly: Executive Director of the Baltimore
Washington, DC 20008                                                     International Festival (January 1991 - March 1993);
                                                                         Senior Assistant to the President of The Johns Hopkins
                                                                         University (1986-1990).
--------------------------------------------------------------------------------------------------------------------------------
G. PETER O'BRIEN                     Director                            Director/Trustee of all Legg Mason retail funds except
[10/13/45]                                                               Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt
118 Riverside Road                                                       Trust, Inc.  Trustee of Colgate University.  Director
Riverside, Connecticut 06878                                             of the Royce Family of Funds, Pinnacle Holdings, Inc.
                                                                         and Renaissance Capital Greenwich Funds.  President of
                                                                         Hill House, Inc.  Formerly: Managing Director, Equity
                                                                         Capital Markets Group of Merrill Lynch & Co.
                                                                         (1971-1999).
--------------------------------------------------------------------------------------------------------------------------------

                                       25

--------------------------------------------------------------------------------------------------------------------------------
T.A. RODGERS                         Director                            Director/Trustee of all Legg Mason retail funds.
[10/22/34]                                                               Principal, T.A. Rodgers & Associates (management
2901 Boston Street                                                       consulting).  Formerly: Director and Vice President of
Baltimore, Maryland 21202                                                Corporate Development, Polk Audio, Inc. (manufacturer
                                                                         of audio components).
--------------------------------------------------------------------------------------------------------------------------------
MARK R. FETTING*                     President                           President of all Legg Mason retail funds.  Director of
[11/23/54]                                                               Legg Mason Value Trust, Inc., Legg Mason Special
                                                                         Investment Trust, Inc., Legg Mason Investment Trust,
                                                                         Inc. and Legg Mason Charles Street Trust, Inc.
                                                                         Executive Vice President of Legg Mason, Inc.  Director
                                                                         and/or officer of various other Legg Mason affiliates.
                                                                         Formerly: Division President and Senior Officer of
                                                                         Prudential Financial Group, Inc. and related companies,
                                                                         including fund boards and consulting services to
                                                                         subsidiary companies from 1991 to 2000; Partner,
                                                                         Greenwich Associates; Vice President, T. Rowe Price
                                                                         Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*                  Vice President and Treasurer        Vice President and Treasurer of all Legg Mason retail
[1/1/49]                                                                 funds.  Vice President and Treasurer of Legg Mason Fund
                                                                         Adviser, Inc. and Western Asset Funds, Inc.; Assistant
                                                                         Treasurer of Pacific American Income Shares, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                       Vice President and Secretary        Vice President and Secretary of all Legg Mason retail
[1/29/58]                                                                funds.  Associate General Counsel of Legg Mason Wood
                                                                         Walker, Incorporated.  Formerly: Senior Associate,
                                                                         Kirkpatrick & Lockhart LLP (1996-1999); Senior Counsel,
                                                                         Securities and Exchange Commission, Division of
                                                                         Investment Management (1989-1995).
--------------------------------------------------------------------------------------------------------------------------------

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Diaz, Gilmore, Lehman, Rodgers, O'Brien and Dr. McGovern.

         Officers and directors of the fund who are "interested persons" thereof, as defined in the 1940 Act, receive no salary or fees from the fund. Each director of the fund who is not an interested person of the fund ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the fund at December 31 of the previous year.

         On  January  18,  2002,   the   directors  and  officers  of  the  fund
beneficially owned, in the aggregate, less than 1% of any class of the fund's outstanding shares.

         On January 18, 2002, the following shareholders owned of record or beneficially the following percentages of the outstanding shares of the fund:

Name and Address                      Class                  % of Class Held
----------------                      -----                  ---------------

Manu Kumar
941 Saint James Street
Pittsburgh, PA  15232-2114            Primary                         6.64%

Vanguard Fiduciary Trust Company
P. O. Box 2600 VM 613
Valley Forge, PA  19482-2600          Institutional                    100%

         The following table provides certain information relating to the compensation of the fund's directors for the fiscal year ended October 31, 2001. None of the Legg Mason funds has any retirement plan for its directors.

===============================================================================
                                                        Total Compensation
                                       Aggregate             From Fund and
                                    Compensation              Fund Complex
Name of Person and Position            From Fund*        Paid to Directors**
-------------------------------------------------------------------------------
John F. Curley Jr. - Chairman              NONE                       NONE
of the Board and Director
-------------------------------------------------------------------------------
Edward A. Taber, III -                     NONE                       NONE
President and Director
-------------------------------------------------------------------------------
Richard G. Gilmore - Director            $1,200                    $43,200
-------------------------------------------------------------------------------
Arnold L. Lehman - Director              $1,200                    $43,200
-------------------------------------------------------------------------------
Jill E. McGovern - Director              $1,200                    $43,200
-------------------------------------------------------------------------------
T. A. Rodgers - Director                 $1,050                    $37,950
-------------------------------------------------------------------------------
G. Peter O'Brien - Director              $1,200                    $33,300
-------------------------------------------------------------------------------

Nelson A. Diaz - Director                $1,200                    $33,300
===============================================================================

     * Represents fees paid to each director during the fiscal year ended October 31, 2001.

     ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason Fund Complex (with a total of 23 funds).

                      THE FUND'S INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as manager to the fund under a Management Agreement between Light Street Trust, on behalf of the fund, and LMFA ("Management Agreement").

         The Management Agreement provides that, subject to overall direction by the fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the fund. LMFA is responsible for managing the fund consistent with the fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. LMFA also is obligated to (a) furnish the fund with office space and executive and other personnel necessary for the operation of the fund; (b) supervise all aspects of the fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA. The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the fund's distributor, compensation of the Independent Directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         LMFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.75% up to $1 billion of the average daily net assets of the fund and 0.65% of the average daily net assets of the fund exceeding $1 billion. LMFA has agreed to pay the fund's expenses related to Primary Class and Institutional Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses), which exceed, in the aggregate, an annual rate of 2% and 1%, respectively, of the average net assets attributable to these shares, until February 28, 2003.

         For the fiscal years ended October 31, the fund incurred management fees of (prior to fees waived):

         ----------------------------------------------------------
                           2001                 2000
         ----------------------------------------------------------
                       $311,844              $33,502*
         ----------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         For the fiscal years ended October 31, the following management fees were waived by LMFA:

         ----------------------------------------------------------
                          2001                  2000
         ----------------------------------------------------------
                       $99,786               $33,502*
         ----------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

         Brandywine Asset Management, Inc. ("Brandywine"), 201 North Walnut Street, Wilmington, Delaware, a wholly owned subsidiary of Legg Mason, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement between Brandywine and LMFA ("Advisory Agreement"). Under the Advisory Agreement, Brandywine is responsible, subject to the general supervision of LMFA and the fund's Board of Directors, for the actual management of the fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For Brandywine's services to the fund, LMFA (not the fund) pays Brandywine a fee, computed daily and payable monthly of 60% of the fee received by LMFA from the fund, net of any waivers by LMFA.

         For the fiscal years ended October 31, Brandywine received advisory fees of:

         ---------------------------------------------------------
                           2001              2000
         ---------------------------------------------------------
                       $127,234                $0*
         ---------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000, Brandywine waived all of its fees totaling $20,101.

         Under the Advisory Agreement and Management Agreement, LMFA and Brandywine will not be liable for any error of judgment or mistake of law or for any loss by the fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

         The Advisory Agreement and Management Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the fund's Board of Directors, by vote of a majority of the fund's outstanding voting securities, or by LMFA or Brandywine, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

         The fund, LMFA, Brandywine, and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with such personal investing.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

         For the fiscal years ended October 31, the fund's portfolio turnover rates were as follows:

         ---------------------------------------------------------
                        2001                   2000
         ---------------------------------------------------------
                         65%                    73%*
         ---------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         Under the Advisory Agreement with the fund, the fund's adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders for the fund the fund's adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the fund's adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the fund's adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the fund's adviser in connection with services to clients other than the fund whose brokerage generated the service. LMFA's and Brandywine's fees are not reduced by reason of their receiving such brokerage and research services.

         From time to time the fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         For the fiscal years ended October 31, the fund paid total brokerage commissions as follows:

         ---------------------------------------------------------
                          2001                 2000
         ---------------------------------------------------------
                      $204,513              $19,204*
         ---------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         For the fiscal year ended October 31, 2001, and for the period November 8, 1999 (commencement of operations) to October 31, 2000, Legg Mason received no brokerage commissions from the fund.

         On October 31, 2001, the fund held shares of its regular broker-dealers or parent companies of its regular broker-dealers as follows:

         --------------------------------------------------------
                 Name                               Market Value
         --------------------------------------------------------
         Goldman Sachs Group, Inc.                    $1,344,000
         --------------------------------------------------------
         Bank of America Corporation                    $708,000
         --------------------------------------------------------
         J.P. Morgan Chase & Co.                        $756,000
         --------------------------------------------------------

         Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the fund, together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund's Advisory Agreement expressly provides such consent.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by LMFA or Brandywine. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the fund's shares pursuant to a separate Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         Under the Underwriting Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn in writing by Legg Mason.

         The fund has adopted a Distribution and Services Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Under the Plan, the aggregate fees may not exceed 1.00% of the fund's annual average daily net assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

         With respect to Primary Class shares, Legg Mason and LMFA agreed to waive their fees for the fund, if necessary to achieve the limits described in "The Fund's Investment Adviser/Manager" above.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the continuance of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund's Primary Class shares would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund's Primary Class shares and to maintain and enhance the level of services they provide to the fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the fund in connection with its Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         As compensation for its services and expenses, Legg Mason receives from the fund an annual distribution fee equivalent to 0.75% of its average daily net assets attributable to Primary Class shares and a service fee equivalent to 0.25% of its average daily net assets attributable to Primary Class shares in accordance with the Plan. All distribution and service fees are calculated daily and paid monthly.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

         For the fiscal years ended October 31, the fund incurred distribution and service fees with respect to Primary Class shares of (prior to fees waived):

         ---------------------------------------------------------
                         2001                      2000
         ---------------------------------------------------------
                      $415,679                  $44,669*
         ---------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         For the fiscal years ended October 31, the following distribution fees were waived by Legg Mason:

         --------------------------------------------------------
                          2001                       2000
         --------------------------------------------------------
                       $16,632                    $44,669*
         --------------------------------------------------------

         * For the period November 8, 1999 (commencement of operations) to October 31, 2000.

         For the fiscal year ended October 31, 2001, Legg Mason incurred the following expenses in connection with distribution and shareholder services with respect to Primary Class shares of the fund:

         ------------------------------------------------------------
         Compensation to sales personnel                    $179,000
         ------------------------------------------------------------
         Advertising                                        $660,000
         ------------------------------------------------------------
         Printing and mailing of prospectuses               $288,000
         to prospective shareholders
         ------------------------------------------------------------
         Other                                              $699,000
         ------------------------------------------------------------
         Total expenses                                   $1,826,000
         ------------------------------------------------------------

         The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares of the fund.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of Light Street Trust authorize issuance of 200 million shares of common stock, par value $0.001 per share of Legg Mason Classic Valuation Fund. The fund currently offers two classes of shares -
Primary Class shares and Institutional Class shares. Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of the fund if a matter affects just that class of shares.

         Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders.
Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except: where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 25% or more of the shares entitled to vote as set forth in the Bylaws of Light Street Trust; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. LM Fund Services, Inc. assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1800, serves as counsel to the fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as independent accountants for the fund.

                              FINANCIAL STATEMENTS

         The Annual Reports to Shareholders for the fiscal year ended October 31, 2001, contain the financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, its independent accountants, all of which are hereby incorporated by reference herein.

                                                                     Appendix A

                              RATINGS OF SECURITIES

Description of Moody's Investors Service, Inc. ("Moody's") corporate bond ratings:

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's ("S&P") corporate bond ratings:

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

                       Legg Mason Light Street Trust, Inc.

Part C.    Other Information

Item 23.   Exhibits

     (a)   Articles of Incorporation (1)
           (i)  Articles of Amendment dated August 12, 1999 (3)
           (ii)  Articles Supplementary dated August 12, 1999 (3)
           (iii) Articles of Amendment dated October 19, 1999 (4)
           (iv)  Articles of Amendment dated October 12, 2000 (5)
           (v)   Articles of Amendment dated December 11, 2000 (5)
           (vi)  Articles of Amendment dated September 24, 2001 - filed herewith

     (b)   By-Laws (1)

     (c) Instruments defining the rights of security holders with respect to Legg Mason Light Street Trust, Inc. are contained in the Articles of Incorporation and subsequent amendments thereto, and Bylaws, which are incorporated herein by reference as Exhibits (b)(1)(a) and (b)(2)(a) to Item 24 of Part C of the Initial Registration Statement, SEC File No. 333-61525, filed August 14, 1998.

     (d)   (i)   Investment Advisory Agreement - Classic Valuation (5)
           (ii)  Management Agreement - Classic Valuation (5)

     (e)   Underwriting Agreement - Classic Valuation (5)

     (f)   Bonus, profit sharing or pension plans - none

     (g)   (i)   Custodian Contract (5)
           (ii)  Amendment to Custodian Contract dated July 1, 2001 - filed herewith

     (h)   (i)   Transfer Agency and Service Agreement (5)
           (ii)  Amendment and Restatement of Credit Agreement dated
                 March 16, 2001 (6)

     (i)   Opinion of counsel - filed herewith

     (j)   Consent of independent auditors - filed herewith

     (k)   Financial statements omitted from Item 22 - none

     (l) Agreement for providing initial capital with respect to the Registrant (2)

     (m)   (i)  Distribution Plan pursuant to Rule 12b-1 - Classic Valuation (5)

     (n)   (i)  Plan Pursuant to Rule 18f-3 - Classic Valuation (5)

     (p)   (i)  Code of Ethics for the fund and its principal underwriter (7)
           (ii) Code of Ethics for the investment adviser - filed herewith

(1) Incorporated herein by reference to corresponding exhibit of the initial Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed August 14, 1998.

(2) Incorporated herein by reference to corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed January 22, 1999.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 1 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed August 13, 1999.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 3 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed October 27, 1999.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed December 19, 2000.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 2, 2001.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 3, 2001.

Item 24.  Persons Controlled By or Under Common Control with Registrant

          None

Item 25.  Indemnification

          This item is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1, SEC File No. 333-61525 filed January 22, 1999.

Item 26.  Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           President, LMFA
                           President, LMIA
                           Manager, Brandywine

Marc R. Duffy              Secretary, LMFA
                           Secretary, LMIA

Mark R. Fetting            Director, LMFA
                           Executive Vice President, Legg Mason, Inc.

Marie K. Karpinski         Vice President and Treasurer, LMFA
                           Vice President and Treasurer, LMIA

Philip E. Sachs            Vice President, LMFA
                           Vice President, LMIA
                           Director, LMCM

Timothy C. Scheve          Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Manager, Brandywine
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMIA
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Edward A. Taber III        Chairman and Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Director, LM Holdings Limited
                           Director, Legg Mason Holdings Limited
                           Chairman and Director, LMIA
                           Director, Batterymarch
                           Director, LMCM
                           Director, LMFM
                           Director, WAMCL
                           Director, WAM
                           Director, LMREI

II. Brandywine Asset Management, LLC ("Brandywine") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury           Manager, Brandywine
                           President, LMIA
                           President, LMFA

Raymond A. Mason           Manager, Brandywine
                           Chairman, President and CEO, Legg Mason, Inc.
                           Chairman, CEO and Director, LMWW
                           Director, LM Holdings Limited
                           Director, Chairman and President, Legg Mason Holdings
                             Limited
                           Chairman and Director, LMFM
                           Director, Batterymarch
                           Director, LMTower
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, LMIA
                           Director, LMRES
                           Director, LMCM
                           Director, LMMB

Thomas C. Merchant         Assistant Secretary, Brandywine
                           Assistant Secretary and Deputy General Counsel,
                             Legg Mason, Inc.
                           Vice President, Deputy General Counsel and Asst
                             Secretary, LMWW
                           Secretary, LMREI
                           Assistant Secretary, Bartlett
                           Assistant Secretary, Focus
                           Assistant Secretary, LMRES
                           Assistant Secretary, LMTower
                           Assistant Secretary, LMMB

Robert F. Price            Secretary, Brandywine
                           Senior Vice President, General Counsel and
                             Secretary, Legg Mason, Inc.
                           Senior Vice President, General Counsel and
                             Secretary, LMWW
                           Secretary, Focus
                           Secretary, LMTower
                           Secretary, LMMB

Timothy C. Scheve          Manager, Brandywine
                           Senior Executive Vice President, Legg Mason, Inc.
                           Senior Executive Vice President and Director, LMWW
                           President and Director, LMTower
                           Director, Gray Seifert
                           Director, Berkshire
                           Director, Bartlett
                           Director, LMIA
                           Director, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, LMTrust
                           Director, WAM
                           Director, WAMCL

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
100 West Lancaster Avenue
Wayne, PA  19087

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Merchant Banking, Inc. ("LMMB")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Investors, Inc.  ("LMREI")
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRES")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Tower, Inc. ("LM Tower")
100 Light Street
Baltimore, MD  21202

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

Item 27.    Principal Underwriters

(a)      Legg Mason Cash Reserve Trust
         Legg Mason Charles Street Trust, Inc.
         Legg Mason Focus Trust, Inc.
         Legg Mason Global Trust, Inc.
         Legg Mason Income Trust, Inc.
         Legg Mason Investment Trust, Inc.
         Legg Mason Investors Trust, Inc.
         Legg Mason Tax-Exempt Trust, Inc.
         Legg Mason Tax-Free Income Fund
         Legg Mason Special Investment Trust, Inc.
         Legg Mason Value Trust, Inc.
         Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal         Position and Offices           Positions and Offices
Business Address*          with Underwriter - LMWW        with Registrant
_______________________________________________________________________________

Raymond A. Mason                    Chairman of the Board, Chief          None
                                    Executive Officer and Director

James W. Brinkley                   President, Chief Operating            None
                                    Officer and Director

Richard J. Himelfarb                Senior Executive Vice President       None

Timothy C. Scheve                   Senior Executive Vice President       None
                                    and Director

Manoochehr Abbaei                   Executive Vice President              None

Thomas P. Mulroy                    Executive Vice President              None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President              None
                                    and Director

D. Stuart Bowers                    Senior Vice President                 None

W. William Brab                     Senior Vice President                 None

Edwin J. Bradley, Jr.               Senior Vice President                 None

W. Talbot Daley                     Senior Vice President                 None

Thomas M. Daly, Jr.                 Senior Vice President                 None

Jeffrey W. Durkee                   Senior Vice President                 None

Harry M. Ford, Jr.                  Senior Vice President                 None

Dennis A. Green                     Senior Vice President                 None

Thomas E. Hill                      Senior Vice President                 None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President                 None

Arnold S. Hoffman                   Senior Vice President                 None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                       Senior Vice President                 None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

David M. Jernigan                   Senior Vice President                 None

William B. Jones, Jr.               Senior Vice President                 None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President                 None

Horace M. Lowman, Jr.               Senior Vice President                 None

Ira H. Malis                        Senior Vice President                 None

Marvin H. McIntyre                  Senior Vice President                 None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President                 None

Robert F. Price                     Senior Vice President, Secretary
                                    and General Counsel                   None

Joseph A. Sullivan                  Senior Vice President                 None

Joseph E. Timmins                   Senior Vice President                 None

Paul J. Ayd                         Vice President                        None

William H. Bass, Jr.                Vice President                        None

Nathan S. Betnun                    Vice President                        None

Andrew J. Bowden                    Vice President and Deputy
                                    General Counsel                       None

Scott R. Cousino                    Vice President                        None

Thomas W. Cullen                    Vice President                        None

Charles J. Daley, Jr.               Vice President and CFO                None

Robert J. Dillon                    Vice President                        None

J. Gregory Driscoll                 Vice President                        None
1735 Market Street
Philadelphia, PA  19103

Brian M. Eakes                      Vice President                        None

J. Peter Feketie                    Vice President                        None

James P. Fitzgerald                 Vice President                        None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                        None

Joseph M. Furey                     Vice President                        None

Francis X. Gallagher, Jr.           Vice President                        None

David Gately                        Vice President                        None

Steven C. Genyk                     Vice President                        None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                        None

W. Kyle Gore                        Vice President                        None

Daniel R. Greller                   Vice President                        None

Kim M. Hagins                       Vice President                        None

Patrick G. Hartley                  Vice President                        None

Kendra Heyde                        Vice President                        None

Dale S. Hoffman                     Vice President                        None

Timothy A. Jackson                  Vice President                        None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                        None

Francis J. Jamison, Jr.             Vice President                        None

Elizabeth A. Kane                   Vice President                        None

Robert H. Kennedy                   Vice President                        None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Duncan L. Lamme                     Vice President                        None
1111 Bagby Street
Houston, TX  77002

Henry Lederer                       Vice President                        None

Edward W. Lister, Jr.               Vice President                        None

Donna Maher                         Vice President                        None

Jeffrey R. Manning                  Vice President                        None

Richard Marvin                      Vice President                        None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller         None

Julia A. McNeal                     Vice President                        None

Gregory B. McShea                   Vice President                        None

Edward P. Meehan                    Vice President                        None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant                  Vice President, Assistant Secretary
                                    and Deputy General Counsel            None

Mark C. Micklem                     Vice President                        None

Martin F. Mitchell                  Vice President                        None

Neil P. O'Callaghan                 Vice President                        None

Ann O'Shea                          Vice President                        None

Robert E. Patterson                 Vice President and Deputy
                                    General Counsel                       None

Thomas K. Peltier                   Vice President                        None

Gerard F. Petrik, Jr.               Vice President                        None

Thomas E. Robinson                  Vice President                        None

Theresa M. Romano                   Vice President                        None

James A. Rowan                      Vice President                        None

B. Andrew Schmucker                 Vice President                        None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                        None

Chris A. Scitti                     Vice President                        None

Robert C. Servas                    Vice President                        None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Eugene B. Shepherd                  Vice President                        None
1111 Bagby Street
Houston, TX  77002

Lawrence D. Shubnell                Vice President                        None

Alexsander M. Stewart               Vice President                        None

Joyce Ulrich                        Vice President                        None

Sheila M. Vidmar                    Vice President and Deputy
                                    General Counsel                       None

Barbara Weaver                      Vice President                        None

W. Matthew Zuga                     Vice President                        None

Scott W. Bost                       Assistant Vice President              None

Robert J. DeLeon                    Assistant Vice President              None

Robert J. Gavin                     Assistant Vice President              None

Mary-Jewel Greenlow                 Assistant Vice President              None

Tanya J. Lee                        Assistant Vice President              None

Tracey A. Lumpkin                   Assistant Vice President              None

Edward G. McCaulley                 Assistant Vice President              None

Mark A. Meyers                      Assistant Vice President              None

Michelle Miller                     Assistant Vice President              None

Robert L. Phillips                  Assistant Vice President              None

Lauri F. Smith                      Assistant Vice President              None

Terry W. Thompson, Jr.              Assistant Vice President              None

Leigh Ann Webster                   Assistant Vice President              None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

(c) The Registrant has no principal underwriter, which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company  and  Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                            100 Light Street
         Boston, Massachusetts 02105               Baltimore, Maryland  21202

Item 29. Management Services - None

Item 30. Undertakings - None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Light Street Trust, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland on the 29th day of January, 2002.

                                            LEGG MASON LIGHT STREET TRUST, INC.



                                            By: /s/ Mark R. Fetting
                                                -------------------------------
                                                    Mark R. Fetting
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                      Date
---------                           -----                      ----

/s/ John F. Curley, Jr.*            Chairman of the Board      January 29, 2002
------------------------
John F. Curley, Jr.                 and Director

/s/ Nelson A. Diaz*                 Director                   January 29, 2002
------------------------
Nelson A. Diaz

/s/ Richard G. Gilmore*             Director                   January 29, 2002
------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*               Director                   January 29, 2002
------------------------
Arnold L. Lehman

/s/ Jill E. McGovern*               Director                   January 29, 2002
------------------------
Jill E. McGovern

/s/ G. Peter O'Brien*               Director                   January 29, 2002
------------------------
G. Peter O'Brien

/s/ T. A. Rodgers*                  Director                   January 29, 2002
------------------------
T. A. Rodgers

/s/ Mark R. Fetting                 President                  January 29, 2002
------------------------
Mark R. Fetting

/s/ Marie K. Karpinski              Vice President             January 29, 2002
------------------------
Marie K. Karpinski                  and Treasurer


* Signatures affixed by Marc R. Duffy pursuant to a power of attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST        LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.        LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.        LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX EXEMPT TRUST, INC.    LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND      LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.         LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR
J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                             DATE
---------                                             ----

/s/ Edmund J. Cashman, Jr.                            August 21, 2001
--------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                               August 9, 2001
--------------------------
John F. Curley, Jr.

/s/ Nelson A. Diaz                                    August 9, 2001
--------------------------
Nelson A. Diaz

/s/ Richard G. Gilmore                                August 9, 2001
--------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                  August 9, 2001
--------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                                  August 21, 2001
--------------------------
Raymond A. Mason

/s/ Jill E. McGovern                                  August 9, 2001
--------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                                August 21, 2001
--------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                  August 9, 2001
--------------------------
G. Peter O'Brien

/s/ T.A. Rodgers                                      August 9, 2001
--------------------------
T. A. Rodgers

/s/ Edward A. Taber III                               August 14, 2001
--------------------------
Edward A. Taber, III

                       Legg Mason Light Street Trust, Inc.
                         Post-Effective Amendment No. 8
                                    Exhibits


Exhibit (a)(vi)         Articles of Amendment dated September 24, 2001

Exhibit (g)(ii)         Amendment to Custodian Contract dated July 1, 2001

Exhibit (i)             Opinion of counsel

Exhibit (j)             Consent of independent auditors

Exhibit (p)(ii)         Code of Ethics for the investment adviser